Long-term Debt (Schedule of Maturities of Long-term Debt) (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Maturities of Long-term Debt [Abstract]
Year 1	$ 49,487
Year 2	50,221
Year 3	50,221
Year 4	84,193
Year 5	156,116
Year 6 and thereafter	100,828
Total	$ 491,066	$ 516,957